Related Party Balances and Transactions (Details) - Schedule of collateral and guarantee made by related parties (Parentheticals) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of collateral and guarantee made by related parties [Abstract]
Private fixed deposits	$ 1